Immaterial Corrections of Prior Period Condensed Consolidated Financial Statements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Changes and Error Corrections [Abstract]
Schedule of error corrections and prior period adjustments

The following table reflects the impact of the immaterial corrections discussed above on the Company’s previously reported condensed consolidated statements of operations and comprehensive loss for the three months ended June 30, 2021 (in thousands, except per share amounts):

	Previously
	Reported	Adjustment	As Revised
Revenue – sales of products	$7,410	$(453)	$6,957
Total revenue	30,847	(719)	30,128
Cost of revenue – sales of products	6,591	(531)	6,060
Cost of revenue – sales of services	14,954	(291)	14,663
Total cost of revenue	21,545	(449)	21,096
Gross profit	9,302	(270)	9,032
Selling, general and administrative	20,361	(581)	19,780
Depreciation and amortization	1,635	(194)	1,441
Total operating expenses	19,830	(775)	19,055
Loss from operations	(10,528)	505	(10,023)
Loss before income taxes and non-controlling interest	(8,573)	505	(8,068)
Income tax benefit	1,570	112	1,682
Net loss	(7,465)	618	(6,847)
Net loss attributable to common shareholders	(7,465)	618	(6,847)
Net loss attributable to non-controlling interest	203	(51)	152
Net loss attributable to Ideanomics common shareholders	(7,262)	567	(6,695)
Foreign currency translation adjustments	(41)	1	(40)
Comprehensive loss	$(7,526)	$619	$(6,907)
Comprehensive loss attributable to non-controlling interest	210	(52)	158
Comprehensive loss attributable to Ideanomics, Inc. shareholders	$(7,316)	$567	$(6,749)

There was no change in earnings per share – basic and diluted from the immaterial error corrections.

The following table reflects the impact of the immaterial corrections discussed above on the Company’s previously reported condensed consolidated statements of operations and comprehensive loss for the six months ended June 30, 2021 (in thousands, except per share amounts):

	Previously
	Reported	Adjustment	As Revised
Revenue – sales of products	$11,957	$(485)	$11,472
Total revenue	60,785	(719)	60,066
Cost of revenue – sales of products	10,945	(433)	10,512
Cost of revenue – sales of services	29,697	(420)	29,277
Total cost of revenue	40,642	(320)	40,322
Gross profit	20,143	(399)	19,744
Selling, general and administrative	37,380	(711)	36,669
Depreciation and amortization	2,763	6	2,769
Total operating expenses	43,481	(705)	42,776
Loss from operations	(23,338)	306	(23,032)
Loss on disposal of subsidiaries	(1,446)	182	(1,264)
Other income, net	681	(182)	499
Loss before income taxes and non-controlling interest	(22,168)	306	(21,862)
Income tax benefit	8,824	203	9,027
Equity in loss of equity method investees	(698)	83	(615)
Net loss	(14,042)	592	(13,450)
Net loss attributable to common shareholders	(14,042)	592	(13,450)
Net loss attributable to non-controlling interest	367	(95)	272
Net loss attributable to Ideanomics common shareholders	(13,675)	497	(13,178)
Foreign currency translation adjustments	(901)	168	(733)
Comprehensive loss	(14,963)	760	(14,203)
Comprehensive loss attributable to non-controlling interest	763	(172)	591
Comprehensive loss attributable to Ideanomics, Inc. shareholders	$(14,200)	$588	$(13,612)

There was no change in earnings per share – basic and diluted from the immaterial error corrections.

The following table reflects the impact of the immaterial corrections discussed above on the Company’s previously reported condensed consolidated statement of cash flows for the six months ended June 30, 2021 (in thousands):

	Previously
	Reported	Adjustment	As Revised
Cash flows from operating activities
Net loss	$(14,042)	$592	$(13,450)
Depreciation and amortization	2,763	6	2,769
Income tax benefit	(9,190)	(203)	(9,393)
Equity in losses of equity method investees	698	(83)	615
Accounts receivable	5,503	(535)	4,968
Inventory	379	(876)	(497)
Prepaid expenses and other assets	(7,711)	296	(7,415)
Accrued expenses, salary and other current liabilities	$8,975	$801	$9,776

The following table reflects the impact of the immaterial corrections discussed above on the Company’s previously reported consolidated balance sheet as of December 31, 2020 (in thousands):

	Previously
	Reported	Adjustments	As Revised
Assets
Goodwill	$1,165	$(460)	$705
Operating lease right of use assets	7,117	(6,962)	155
Long-term investments	8,570	(83)	8,487
Other non-current assets	517	6,961	7,478
Total assets	234,412	(543)	233,869

Liabilities
Other current liabilities	1,920	315	2,235
Current portion of operating lease liabilities	430	(315)	115
Operating lease liability – long term	6,759	(6,740)	19
Deferred tax liabilities	—	5,045	5,045
Other long-term liabilities	535	6,740	7,275
Total liabilities	32,643	5,045	37,688

Stockholders’ Equity
Accumulated deficit	(346,883)	(2,864)	(349,747)
Accumulated other comprehensive income	1,256	(25)	1,231
Total Ideanomics, Inc. shareholders’ equity	186,584	(2,889)	183,695
Non-controlling interest	6,438	(2,699)	3,739
Total equity	193,022	(5,588)	187,434
Total liabilities, convertible redeemable preferred stock. redeemable non-controlling interest and stockholders’ equity	$234,412	$(543)	$233,869

The following table reflects the impact of the immaterial corrections discussed above on the Company’s previously reported consolidated statement of operations for the year ended December 31, 2020 (in thousands, except per share amounts):

	Previously
	Reported	Adjustment	As Revised
Goodwill impairment	$9,323	$8,766	$18,089
Loss from operations	(86,879)	(8,765)	(95,644)

Income tax benefit	—	3,308	3,308

Impairment of and equity in loss of equity method investees	(16,698)	(82)	(16,780)

Net loss	(106,043)	(5,538)	(111,581)

Net loss attributable to Ideanomics, Inc. common shareholders	(98,400)	(2,864)	(101,264)
Basic and diluted loss per share	$(0.46)	$(0.01)	$(0.47)

The following table reflects the impact of the immaterial corrections discussed above on the Company’s previously reported consolidated statement of comprehensive loss for the year ended December 31, 2020 (in thousands, except per share amounts):

	Previously
	Reported	Adjustment	As Revised
Net loss	$(106,043)	$(5,538)	$(111,581)
Foreign currency translation adjustments	3,208	(50)	3,158
Comprehensive loss	(102,835)	(5,588)	(108,423)
Comprehensive loss attributable to non-controlling interest	6,539	2,699	9,238
Comprehensive loss attributable to Ideanomics, Inc. shareholders	$(96,480)	$(2,889)	$(99,369)

In addition, certain additional temporary differences between financial statement amounts and tax amounts at December 31, 2020, relating to the PRC companies were identified after issuance of the financial statements. These resulted in the recognition of $0.3 million additional deferred tax assets, offset by $5,000 additional deferred tax liabilities and $0.3 million additional valuation allowance with no effect on the balance sheet or income statement.

The following table reflects the impact of the immaterial corrections discussed above on the Company’s previously reported consolidated statement of cash flows for the year ended December 31, 2020 (in thousands):

	Previously
	Reported	Adjustment	As Revised
Cash flows from operating activities
Net loss	$(106,043)	$(5,538)	$(111,581)
Income tax benefit	—	(3,308)	(3,308)
Impairment of and equity in loss of equity method investees	$16,698	$82	$16,780
Impairment losses	42,554	8,765	51,319
Net cash used in operating activities	$41,468	$—	$41,468